Stockholders' Deficiency: Schedule of Share-based Compensation, Activity (Details) - $ / shares	6 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Details
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number	200,500	167,500
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price	$ 0.0001	$ 0.0001
Share Based Compensation Arrangement by Share Based Payment Award Unvested Options	200,500	167,500
Options Adjusted	33,000
Share Based Compensation Arrangement by Share Based Payment Award Unvested Options Adjusted	33,000